Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) kr in Billions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Analysis Of Income And Expense [Abstract]
Costs related to resolution of SEC and DOJ investigations	kr 10.7